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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543 Date of fiscal year end: 12/31

Date of reporting period: September 30, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1. Schedule of Investments.


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ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER  30, 2005
--------------------------------------------




Common Stock                                Shares  Value         Common Stock                          Shares    Value
----------------------------------------    ------  -----------   ------------------------------------  --------  --------------
ADVERTISING - 2.2%                                                BIOTECHNOLOGY - 3.8%
  Getty Images, Inc.*                       16,700  $ 1,436,868     Celgene Corp.*                        18,400  $      999,488
  Harte-Hanks, Inc.                         18,950      500,659     Charles River Laboratories            10,000         436,200
  Lamar Advertising Co.*                    10,200      462,570     deCODE genetics, Inc. *               29,500         247,505
  Omnicom Group, Inc.                       11,700      978,471     Genzyme Corp.*                         8,500         608,940
  WPP Group PLC - ADR                       13,485      689,353     Human Genome Sciences, Inc.*          28,800         391,392
                                                                    Integra LifeSciences Hldgs. *         13,000         497,380
AEROSPACE/DEFENSE - 1.0%                                            Invitrogen Corp.*                      7,100         534,133
  Empresa Brasileira  - ADR                 22,500      868,500     Martek Biosciences Corp.*             11,600         407,508
  Rockwell Collins, Inc.                    21,400    1,033,834     Medimmune, Inc.*                      15,000         504,750
                                                                    Millennium Pharmaceuticals *          37,100         346,143
AGRICULTURE - 0.4%                                                  Millipore Corp.*                       7,800         489,840
  Delta & Pine Land Co.                     11,300      297,529     Nektar Therapeutics*                  12,200         206,790
  Monsanto Co.                               8,400      527,100     Protein Design Labs, Inc.*            11,400         319,200
                                                                    Qiagen NV - ADR*                      32,200         419,888
AIRLINES - 0.5%                                                     Vertex Pharmaceuticals, Inc.*         28,270         631,835
  Skywest, Inc.                             17,000      455,940
  Southwest Airlines Co.                    34,000      504,900   BUILDING MATERIALS - 0.1%
                                                                    Trex Co., Inc.*                        7,500         179,250
APPAREL - 0.4%
  Coach, Inc.*                              23,100      723,261   CHEMICALS - 1.3%
                                                                    Ecolab, Inc.                          15,000         478,950
BANKS - 4.4%                                                        Engelhard Corp.                        9,000         251,010
  Boston Private Financial Holdings, Inc.   15,500      411,370     Praxair, Inc.                         10,000         479,300
  City National Corp.                        4,500      315,000     Sigma-Aldrich Corp.                    6,500         416,390
  East West Bancorp, Inc.                    9,000      306,360     Symyx Technologies*                   11,000         287,320
  First Horizon National Corp.               5,000      181,750     Valspar Corp.                         24,800         554,280
  Investors Financial Services Corp.        19,500      641,550
  Mellon Financial Corp.                    27,500      879,175   COMMERCIAL SERVICES - 6.2%
  North Fork Bancorporation, Inc.           12,750      325,125     Apollo Group, Inc.*                   10,029         665,825
  Northern Trust Corp.                      33,200    1,678,260     Aramark Corp.                         14,500         387,150
  State Street Corp.                        33,600    1,643,712     Career Education Corp.*               10,800         384,048
  SVB Financial Group*                       8,300      403,712     ChoicePoint, Inc.*                    16,500         712,305
  Synovus Financial Corp.                   37,200    1,030,812     Corporate Executive Board Co.          8,000         623,840
  UCBH Holdings, Inc.                       19,000      348,270     DeVry, Inc.*                          13,700         260,848
                                                                    Education Management Corp.*           23,200         747,968
                                                                    Equifax, Inc.                         17,700         617,376
                                                                    H&R Block, Inc.                       14,400         345,312
                                                                    Iron Mountain, Inc.*                  23,000         844,100




See Notes To Financial Statements









ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER  30, 2005
--------------------------------------------




Common Stock                                Shares  Value         Common Stock                          Shares    Value
------------------------------------------  ------  -----------   ------------------------------------  --------  --------------
COMMERCIAL SERVICES - 6.2% (Continued)                            ELECTRICAL COMPONENTS & EQUIP - 0.4%
  ITT Educational Services, Inc.*           14,000  $   690,340     Ametek, Inc.                          12,200  $      523,868
  LECG Corp.*                               16,300      374,900     Littelfuse, Inc.*                      8,100         227,853
  Manpower, Inc.                            12,000      532,440
  Moody's Corp.                             36,000    1,838,880   ELECTRONICS - 2.3%
  Paychex, Inc.                             35,687    1,323,631     Cogent, Inc.*                         14,300         339,625
  Robert Half International, Inc.           27,000      961,470     Cymer, Inc.*                           6,500         203,580
  Universal Technical Institute, Inc.*       6,500      230,880     Dolby Laboratories, Inc.*             11,400         182,286
                                                                    Flir Systems, Inc.*                   14,200         419,894
COMPUTERS - 2.5%                                                    Gentex Corp.                          15,000         261,000
  Affiliated Computer Services, Inc.*        9,000      491,490     II-VI, Inc.*                          19,300         342,382
  Cadence Design Systems, Inc.*             27,000      436,320     Jabil Circuit, Inc.*                  30,700         949,244
  Cognizant Technology Solutions Corp.*     19,556      911,114     Mettler Toledo Int'l, Inc.*            6,500         331,435
  DST Systems, Inc.*                        10,200      559,164     Symbol Technologies, Inc.             33,664         326,541
  Factset Research Systems, Inc.            16,500      580,965     National Instruments Corp.            15,250         375,760
  Jack Henry & Associates, Inc.             20,000      388,000     Waters Corp.*                         14,200         590,720
  Lexmark International, Inc.*               8,300      506,715
  Mercury Computer Systems, Inc.*           10,000      262,500   ENTERTAINMENT - 0.8%
  Research In Motion Ltd.- ADR*              2,600      177,580     DreamWorks Animation SKG, Inc.*        9,800         271,068
  Synopsys, Inc.*                           18,600      351,540     International Game Technology         28,000         756,560
                                                                    Shuffle Master, Inc.*                 16,500         435,765
COSMETICS/PERSONAL CARE - 0.1%
  Avon Products, Inc.                        8,000      216,000   ENVIRONMENTAL CONTROL - 0.3%
                                                                    Stericycle, Inc.*                      9,200         525,780
DISTRIBUTION/WHOLESALE - 0.5%
  CDW Corp.                                 15,400      907,368   FOOD - 0.8%
                                                                    Hershey Co./The                        7,800         438,594
DIVERSIFIED FINANCIAL SERVICES - 5.3%                               McCormick & Co., Inc.                 10,500         343,245
  Ameritrade Holding Corp.*                 46,800    1,004,796     Tootsie Roll Industries, Inc.          7,754         245,802
  BlackRock, Inc.                            7,200      637,056     WM Wrigley Jr Co.                      6,800         488,784
  Charles Schwab Corp./The                  69,500    1,002,885
  Eaton Vance Corp.                         37,800      937,062   HEALTHCARE-PRODUCTS - 5.9%
  E*Trade Financial Corp.*                  35,300      621,280     Arthrocare Corp.*                     11,500         462,530
  Federated Investors, Inc.                 16,500      547,965     Bausch & Lomb, Inc.                    7,200         580,680
  First Marblehead Corp./The                 7,500      190,275     Becton Dickinson & Co.                 9,500         497,990
  Franklin Resources, Inc.                  11,900      999,124     Biomet, Inc.                          27,375         950,186
  Lazard Ltd.                               25,100      635,030     Cooper Cos., Inc./The                  6,000         459,660
  Legg Mason, Inc.                          10,900    1,195,621     CR Bard, Inc.                         15,700       1,037,299
  Nuveen Investments, Inc.                  20,400      804,576     Dentsply International, Inc.           8,500         459,170
  Refco, Inc.                               45,900    1,297,134     Edwards Lifesciences Corp.*            8,000         355,280
                                                                    Gen-Probe, Inc.*                       6,000         296,700
                                                                    Henry Schein, Inc.*                   14,000         596,680
                                                                    Inamed Corp.*                          3,000         226,680



See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER  30, 2005
--------------------------------------------



Common Stock                                Shares  Value         Common Stock                          Shares    Value
------------------------------------------  ------  ------------  ------------------------------------  --------  --------------
HEALTHCARE-PRODUCTS - 5.9% (Continued)                            INSURANCE - 2.1% (Continued)
  Kyphon, Inc.*                             12,000  $   527,280     Axis Capital Holdings Ltd.            12,000  $      342,120
  Patterson Cos., Inc.*                     12,400      496,372     Brown & Brown, Inc.                    9,500         471,675
  Resmed, Inc.*                              6,000      477,720     Markel Corp.*                          1,500         495,750
  Respironics, Inc.*                        10,400      438,672     Marsh & McLennan Cos., Inc.           16,000         486,240
  Smith & Nephew PLC - ADR                   6,500      276,055     MBIA, Inc.                             6,500         394,030
  St Jude Medical, Inc.*                    11,000      515,130     RenaissanceRe Holdings Ltd.            6,500         284,440
  Sybron Dental Specialties, Inc.*           9,000      374,220     Willis Group Holdings Ltd.            13,500         506,925
  Techne Corp.*                             10,700      609,686
  Varian Medical Systems, Inc.*             19,200      758,016   INTERNET - 3.2%
  Wright Medical Group, Inc.*               11,000      271,480     Amazon.Com, Inc.*                     19,400         878,820
  Zimmer Holdings, Inc.*                     5,200      358,228     Check Point Software - ADR*           18,200         442,624
                                                                    Digital River, Inc.*                   6,000         209,100
HEALTHCARE-SERVICES - 3.8%                                          F5 Networks, Inc.*                     8,500         369,495
  Coventry Health Care, Inc.*               20,200    1,737,604     Internet Security Systems*            20,000         480,200
  DaVita, Inc.*                             14,500      667,290     Matrixone, Inc.*                       1,300           6,838
  Health Management Associates, Inc.        19,500      458,250     McAfee, Inc.*                         26,300         824,505
  Laboratory Corp of America Holdings*      18,100      881,651     Monster Worldwide, Inc.*              36,600       1,123,986
  Lincare Holdings, Inc.*                   17,700      726,585     Sina Corp. - ADR*                      9,400         258,500
  Manor Care, Inc.                          10,000      384,100     VeriSign, Inc.*                       44,100         942,417
  Quest Diagnostics, Inc.                   23,622    1,192,911     Websense, Inc.*                        8,500         435,285
  WellChoice, Inc.*                         15,400    1,170,554
                                                                  LEISURE TIME - 1.0%
HOMEBUILDERS - 1.3%                                                 Brunswick Corp.                        6,500         245,245
  Centex Corp.                               5,100      328,797     Harley-Davidson, Inc.                  5,300         256,732
  KB Home                                    5,000      366,000     Royal Caribbean Cruises Ltd.          24,500       1,058,400
  Lennar Corp.                               5,400      322,704     WMS Industries, Inc.*                 10,900         306,617
  Pulte Homes, Inc.                          8,400      360,528
  Thor Industries, Inc.                      9,500      323,000   LODGING - 4.3%
  Toll Brothers, Inc.*                       7,800      348,426     Boyd Gaming Corp.                     31,100       1,336,989
  Winnebago Industries                      12,600      364,644     Choice Hotels International           18,100       1,168,898
                                                                    Fairmont Hotels                       15,400         514,668
HOME FURNISHINGS - 0.4%                                             Harrah's Entertainment, Inc.          16,100       1,048,593
  Harman International Industries, Inc.      8,200      837,876     Hilton Hotels Corp.                   20,200         451,470
                                                                    Marriott International, Inc.          21,900       1,379,700
HOUSEHOLD PRODUCTS/WARES - 0.2%                                     Station Casinos, Inc.                 23,000       1,526,740
  Avery Dennison Corp.                       7,800      408,876     Wynn Resorts Ltd.*                    12,200         550,830

INSURANCE - 2.1%                                                  MACHINERY-DIVERSIFIED - 0.5%
  AMBAC Financial Group, Inc.                5,450      392,727     IDEX Corp.                            11,750         499,258
  Arch Capital Group Ltd.*                   6,600      327,294     Zebra Technologies Corp.*             13,000         508,170
  Arthur J Gallagher & Co.                   8,500      244,885




See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER  30, 2005
--------------------------------------------




Common Stock                                Shares  Value         Common Stock                          Shares    Value
------------------------------------------  ------  -----------   ------------------------------------  --------  --------------
MEDIA - 3.7%                                                      PACKAGING & CONTAINERS - 0.2%
  Citadel Broadcasting Corp.                19,000  $   260,490     Sealed Air Corp.*                      9,000  $      427,500
  Cox Radio, Inc. *                         27,000      409,590
  Cumulus Media, Inc.*                      20,598      257,269   PHARMACEUTICALS - 4.3%
  EW Scripps Co.                            10,000      500,000     Abgenix, Inc.*                        48,100         609,908
  Entercom Communications Corp.*            11,900      375,802     Allergan, Inc.                         7,000         640,920
  McGraw-Hill Cos., Inc./The                10,000      480,400     Amylin Pharmaceuticals, Inc.*         15,000         521,850
  Meredith Corp.                            11,100      555,111     Atherogenics, Inc.*                   16,000         256,480
  New York Times Co.                        14,500      432,100     Caremark Rx, Inc.*                    13,000         649,090
  Radio One, Inc.*                          14,225      187,130     Cephalon, Inc.*                       13,500         626,670
  Radio One, Inc.*                          16,000      210,400     Express Scripts, Inc.*                15,800         982,760
  Regent Communications, Inc.*              47,500      249,850     Gilead Sciences, Inc.*                13,000         633,880
  Rogers Communications, Inc. - ADR         19,600      773,416     Medco Health Solutions, Inc.*         18,000         987,480
  Salem Communications Corp.*               22,700      418,588     Neurocrine Biosciences, Inc.*          9,200         452,548
  Spanish Broadcasting System*              49,000      351,820     Omnicare, Inc.                         8,000         450,080
  Univision Communications, Inc.*           27,700      734,881     OSI Pharmaceuticals, Inc.*             9,500         277,780
  Washington Post Co./The                      500      401,250     Sepracor, Inc.*                       15,000         884,850
  Westwood One, Inc.                        13,500      267,975
                                                                  PIPELINES - 0.9%
METAL FABRICATING - 0.5%                                            Williams Cos., Inc.                   65,000       1,628,250
  Precision Castparts Corp.                 17,000      901,510
                                                                  RETAIL - 5.3%
MISCELLANEOUS MANUFACTURING - 1.1%                                  Bed Bath & Beyond, Inc.*              25,200       1,012,536
  Danaher Corp.                              6,200      333,746     Cheesecake Factory/The*                8,700         271,788
  ITT Industries, Inc.                       5,000      568,000     Dollar General Corp.                  48,426         889,586
  Pall Corp.                                15,000      412,500     Family Dollar Stores, Inc.            28,900         574,243
  Roper Industries, Inc.                    17,200      675,788     Fred's, Inc.                          18,000         225,180
                                                                    Men's Wearhouse, Inc.*                13,838         368,908
OFFICE FURNISHINGS - 0.3%                                           Michaels Stores, Inc.                 10,000         330,600
  HNI Corp.                                  9,500      572,090     O'Reilly Automotive, Inc.*            29,200         822,856
                                                                    Outback Steakhouse, Inc.               8,000         292,800
OIL & GAS - 1.7%                                                    Petsmart, Inc.                        25,000         544,500
  Murphy Oil Corp.                          28,000    1,396,360     Ross Stores, Inc.                     27,000         639,900
  XTO Energy, Inc.                          41,300    1,870,064     Ruby Tuesday, Inc.                     8,700         189,486
                                                                    Staples, Inc.                         31,200         665,184
OIL & GAS SERVICES - 4.9%                                           Tiffany & Co.                         31,200       1,241,760
  Baker Hughes, Inc.                        18,300    1,092,876     TJX Cos., Inc.                        47,300         969,177
  BJ Services Co.                           50,400    1,813,896     Williams-Sonoma, Inc.*                21,200         812,596
  Cooper Cameron Corp. *                    19,400    1,434,242
  Grant Prideco, Inc.*                      45,000    1,827,000
  Smith International, Inc.                 43,600    1,451,880
  Weatherford International Ltd.*           21,535    1,478,593




See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER  30, 2005
--------------------------------------------




Common Stock                                Shares  Value         Common Stock                          Shares    Value
------------------------------------------  ------  -----------   ------------------------------------  --------  --------------
SEMICONDUCTORS - 8.5%                                             SOFTWARE - 6.8% (Continued)
  Altera Corp.*                             80,900  $ 1,545,999     Salesforce.com, Inc.*                 20,100  $      464,712
  Analog Devices, Inc.                      38,600    1,433,604     THQ, Inc.*                             9,750         207,870
  Broadcom Corp.*                           17,200      807,024
  Intersil Corp.                            23,200      505,296   TELECOMMUNICATIONS - 3.2%
  Kla-Tencor Corp.                          10,600      516,856     Adtran, Inc.                           8,000         252,000
  Lam Research Corp.*                       16,000      487,520     American Tower Corp.*                 59,400       1,481,436
  Linear Technology Corp.                   45,600    1,714,104     Corning, Inc.*                        20,600         398,198
  Marvell Technology Group Ltd.*            20,700      954,477     Crown Castle Int'l Corp.*             61,500       1,513,515
  Maxim Integrated Products, Inc.           39,300    1,676,145     Juniper Networks, Inc.*               34,000         809,200
  Microchip Technology, Inc.                56,657    1,706,509     Nextel Partners, Inc.*                48,600       1,219,860
  National Semiconductor Corp.              71,800    1,888,340     NeuStar, Inc.*                         9,000         287,910
  QLogic Corp.*                             10,000      342,000     Plantronics, Inc.                      6,500         200,265
  Semtech Corp.*                            15,000      247,050
  Silicon Laboratories, Inc.*               21,300      647,307   TEXTILES - 0.5%
  Xilinx, Inc.                              62,400    1,737,840     Cintas Corp.                          21,000         862,050

SOFTWARE - 6.8%                                                   TOYS/GAMES/HOBBIES - 0.2%
  Activision, Inc.*                         26,666      545,320     Mattel, Inc.                          24,625         410,745
  Adobe Systems, Inc.*                      23,200      692,520
  Certegy, Inc.                             20,000      800,200   TRANSPORTATION - 1.5%
  Citrix Systems, Inc. *                    25,000      628,500     CH Robinson Worldwide, Inc.*          13,500         865,755
  Cognos, Inc. - ADR*                       17,000      661,810     Expeditors Int'l. Washington          15,300         868,734
  Dun & Bradstreet Corp.*                    8,500      559,555     Landstar System, Inc.                 16,200         648,486
  Electronic Arts, Inc.*                     9,000      512,010     UTI Worldwide, Inc.                    6,000         466,200
  Fair Isaac Corp.                          12,150      544,320                                                   --------------
  Filenet Corp.*                             7,500      209,250   TOTAL COMMON STOCK - 99.6%
  Fiserv, Inc.*                             14,500      665,115     (Cost $138,295,494)                              186,751,615
  Global Payments, Inc.                      6,500      505,180
  Hyperion Solutions Corp.*                  6,000      291,900   REPURCHASE AGREEMENT - 0.0%
  Intuit, Inc.*                             21,600      967,896     Fifth Third Bank, 3.23%, 10/3/05,
  Mercury Interactive Corp.*                22,200      879,120     dated 9/30/05, with maturity
  MoneyGram International, Inc.             43,000      933,100     value of $74,410 (Collateralized
  NAVTEQ Corp.*                             31,800    1,584,594     by $80,000 Freddie Mac obligation,
  Red Hat, Inc.*                            37,700      798,863     4.00% 6/12/13, market
  SEI Investments Co.                       11,700      439,686     value $77,510)                     $  74,390          74,390
                                                                                                                  --------------
                                                                  TOTAL INVESTMENTS IN SECURITIES - 99.6%
                                                                    (Cost $138,369,884)                              186,826,005

                                                                  OTHER ASSETS LESS LIABILITIES - 0.4%                   693,564
                                                                                                                  --------------
                                                                  TOTAL NET ASSETS - 100.0%                       $  187,519,569
                                                                                                                  ==============

*Securities are non-income producing
ADR - American Depositary Receipt


See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------



Common Stock                           Shares    Value         Common Stock                         Shares  Value
-------------------------------------  --------  -----------   -----------------------------------  ------  -------------
ADVERTISING - 0.8%                                             BANKS - 4.3% (Continued)
  Getty Images, Inc.*                     7,500  $   645,300     State Street Corp.                 47,400  $   2,318,808
  Harte-Hanks, Inc.                       7,900      208,718     SVB Financial Group*                3,500        170,240
  Lamar Advertising Co.*                  4,300      195,005     Synovus Financial Corp.            25,300        701,063
  Omnicom Group, Inc.                    17,700    1,480,251     UCBH Holdings, Inc.                 8,000        146,640
  WPP Group PLC - ADR                     9,589      490,190     US Bancorp                         30,928        868,458
                                                                 Wells Fargo & Co.                  52,730      3,089,978
AEROSPACE / DEFENSE - 1.0%
  Boeing Co.                             16,440    1,116,934   BEVERAGES - 1.0%
  Empresa Brasileira  - ADR               8,200      316,520     Anheuser-Busch Cos., Inc.           9,500        408,975
  General Dynamics Corp.                  6,900      825,378     Coca-Cola Co./The                  32,800      1,416,632
  Lockheed Martin Corp.                   9,300      567,672     Diageo PLC - ADR                    6,800        394,876
  Rockwell Collins, Inc.                  9,100      439,621     PepsiCo., Inc.                     26,900      1,525,230
  United Technologies Corp.              11,800      611,712
                                                               BIOTECHNOLOGY - 0.8%
AGRICULTURE - 1.1%                                               Celgene Corp.*                      7,600        412,832
  Altria Group, Inc.                     43,700    3,221,127     Charles River Laboratories*         4,200        183,204
  Delta & Pine Land Co.                   4,700      123,751     deCODE genetics, Inc. *            14,300        119,977
  Monsanto Co.                            3,000      188,250     Genzyme Corp.*                      3,600        257,904
  UST, Inc.                               9,500      397,670     Human Genome Sciences, Inc.*       10,300        139,977
                                                                 Integra LifeSciences Hldngs *       3,800        145,388
AIRLINES - 0.4%                                                  Invitrogen Corp.*                   4,000        300,920
  Skywest, Inc.                          17,500      469,350     Martek Biosciences Corp.*           4,900        172,137
  Southwest Airlines Co.                 63,500      942,975     Medimmune, Inc.*                    4,800        161,520
                                                                 Millennium Pharmaceuticals *       16,100        150,213
APPAREL - 0.1%                                                   Millipore Corp.*                    3,300        207,240
  Coach, Inc.*                            8,200      256,742     Nektar Therapeutics*                6,500        110,175
                                                                 Protein Design Labs, Inc.*          6,700        187,600
BANKS - 4.3%                                                     Qiagen NV - ADR*                   12,800        166,912
  Bank of America Corp.                  53,826    2,266,075     Vertex Pharmaceuticals, Inc.*      10,750        240,263
  Bank of New York Co., Inc./The         12,000      352,920
  BB&T Corp.                              9,900      386,991   BUILDING MATERIALS - 0.0%
  Boston Private Financial Hldngs.        4,300      114,122     Trex Co., Inc.*                     3,400         81,260
  City National Corp.                     2,100      147,000
  East West Bancorp, Inc.                 5,500      187,220   CHEMICALS - 0.7%
  Fifth Third Bancorp.                   12,900      474,075     Ecolab, Inc.                        6,100        194,773
  First Horizon National Corp.           13,200      479,820     Engelhard Corp.                    17,000        474,130
  Investors Financial Services Corp.      8,700      286,230     Praxair, Inc.                      15,700        752,501
  Mellon Financial Corp.                 50,900    1,627,273     Rohm & Haas Co.                    10,000        411,300
  Northern Trust Corp.                   33,800    1,708,590     Sigma-Aldrich Corp.                 2,000        128,120
  North Fork Bancorporation, Inc.        20,400      520,200     Symyx Technologies*                 3,800         99,256
                                                                 Valspar Corp.                      29,200        652,620


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------



Common Stock                           Shares    Value         Common Stock                         Shares  Value
-------------------------------------  --------  -----------   -----------------------------------  ------  -------------
COMMERCIAL SERVICES - 1.3%                                     DISTRIBUTION/WHOLESALE - 0.1%
  Apollo Group, Inc.*                     4,445  $   295,104     CDW Corp.                           4,600  $     271,032
  Aramark Corp.                           6,300      168,210
  Career Education Corp.*                 4,500      160,020   DIVERSIFIED FINANCIAL SERVICES - 3.8%
  ChoicePoint, Inc.*                      6,166      266,186     American Express Co.               19,000      1,091,360
  Corporate Executive Board Co.           3,400      265,132     Ameritrade Holding Corp.*          18,800        403,636
  DeVry, Inc.*                            5,700      108,528     BlackRock, Inc.                     2,800        247,744
  Education Management Corp.*            11,800      380,432     Charles Schwab Corp./The           29,200        421,356
  Equifax, Inc.                           5,500      191,840     Citigroup, Inc.                    78,244      3,561,667
  H&R Block, Inc.                         6,400      153,472     Countrywide Financial Corp.        11,598        382,502
  Iron Mountain, Inc.*                    9,675      355,073     Eaton Vance Corp.                  17,800        441,262
  ITT Educational Services, Inc.*         4,900      241,619     E*Trade Financial Corp.*           14,000        246,400
  LECG Corp.*                             7,600      174,800     Federated Investors, Inc.          21,000        697,410
  Manpower, Inc.                          5,300      235,161     First Marblehead Corp./The          6,100        154,757
  Moody's Corp.                          15,400      786,632     Franklin Resources, Inc.            6,000        503,760
  Paychex, Inc.                          13,793      511,582     Goldman Sachs Group, Inc.           8,300      1,008,367
  Robert Half International, Inc.        12,500      445,125     Lazard Ltd.                        10,900        275,770
  Universal Technical Institute, Inc.*    4,200      149,184     Legg Mason, Inc.                    4,550        499,090
                                                                 Lehman Brothers Holdings, Inc.      6,733        784,260
COMPUTERS - 0.9%                                                 Merrill Lynch & Co., Inc.          17,200      1,055,564
  Affiliated Computer Svcs, Inc.*         3,900      212,979     Morgan Stanley                     22,800      1,229,832
  Cadence Design Systems, Inc.*          12,800      206,848     Nuveen Investments, Inc.            8,900        351,016
  Cognizant Tech Solutions Corp.*        10,168      473,727     Refco, Inc.                        20,300        573,678
  Dell, Inc. *                           37,900    1,296,180
  DST Systems, Inc.*                      5,100      279,582   ELECTRIC - 1.8%
  Factset Research Systems, Inc.          7,200      253,512     Allegheny Energy, Inc.*            14,000        430,500
  Jack Henry & Associates, Inc.           9,300      180,420     Duke Energy Corp.                  17,500        510,475
  Lexmark International, Inc.*            3,600      219,780     Edison International               12,700        600,456
  Mercury Computer Systems, Inc.*         4,200      110,250     Entergy Corp.                       7,000        520,450
  Research In Motion Ltd.- ADR*             900       61,470     Exelon Corp.                       23,250      1,242,480
  Synopsys, Inc.*                         7,900      149,310     FirstEnergy Corp.                   8,688        452,819
                                                                 FPL Group, Inc.                    11,000        523,380
COSMETICS/PERSONAL CARE - 0.8%                                   Pinnacle West Capital Corp.         9,100        401,583
  Avon Products, Inc.                    26,200      707,400     Progress Energy, Inc.              10,400        465,400
  Colgate-Palmolive Co.                  30,300    1,600,143     SCANA Corp.                        10,400        439,088
  Procter & Gamble Co.                   10,000      594,600     Southern Co./The                   14,000        500,640
                                                                 TECO Energy, Inc.                  23,500        423,470



See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------



Common Stock                           Shares    Value         Common Stock                         Shares  Value
-------------------------------------  --------  -----------   -----------------------------------  ------  -------------
ELECTRICAL COMPONENTS & EQUIP - 0.2%                           HEALTHCARE-PRODUCTS - 1.9%
  Ametek, Inc.                            4,800  $   206,112     Arthrocare Corp.*                   4,800  $     193,056
  Emerson Electric Co.                    6,000      430,740     Bausch & Lomb, Inc.                 2,900        233,885
  Littelfuse, Inc.*                       3,400       95,642     Baxter International, Inc.         18,500        737,595
                                                                 Becton Dickinson & Co.              3,000        157,260
ELECTRONICS - 0.7%                                               Biomet, Inc.                       11,950        414,785
  Agilent Technologies, Inc.*             8,500      278,375     Cooper Cos., Inc./The               3,300        252,813
  Cogent, Inc.*                           6,700      159,125     CR Bard, Inc.                       6,700        442,669
  Cymer, Inc.*                            2,900       90,828     Dentsply International, Inc.        4,200        226,884
  Dolby Laboratories, Inc.*               7,400      118,326     Edwards Lifesciences Corp.*         3,600        159,876
  Flir Systems, Inc.*                     6,000      177,420     Gen-Probe, Inc.*                    3,500        173,075
  Gentex Corp.                            7,200      125,280     Henry Schein, Inc.*                 7,400        315,388
  II-VI, Inc.*                            6,000      106,440     Inamed Corp.*                       2,500        188,900
  Jabil Circuit, Inc.*                   32,000      989,440     Johnson & Johnson                  20,700      1,309,896
  Mettler Toledo Int'l, Inc.*             3,000      152,970     Kyphon, Inc.*                       5,400        237,276
  National Instruments Corp.              6,650      163,856     Patterson Cos., Inc.*               5,200        208,156
  Symbol Technologies, Inc.              11,387      110,454     Resmed, Inc.*                       2,500        199,050
  Waters Corp.*                           6,100      253,760     Respironics, Inc.*                  4,400        185,592
                                                                 Smith & Nephew PLC - ADR            2,400        101,928
ENTERTAINMENT - 0.2%                                             St Jude Medical, Inc.*              4,600        215,418
  DreamWorks Animation SKG, Inc.*         4,100      113,406     Sybron Dental Specialties*          4,200        174,636
  International Game Technology          10,800      291,816     Techne Corp.*                       4,500        256,410
  Shuffle Master, Inc.*                   8,550      225,806     Varian Medical Systems, Inc.*       8,800        347,424
                                                                 Wright Medical Group, Inc.*         3,600         88,848
ENVIRONMENTAL CONTROL - 0.1%                                     Zimmer Holdings, Inc.*              2,100        144,669
  Stericycle, Inc.*                       4,000      228,600
                                                               HEALTHCARE-SERVICES - 2.0%
FOOD - 0.5%                                                      Coventry Health Care, Inc.*         8,700        748,374
  General Mills, Inc.                    15,300      737,460     DaVita, Inc.*                       6,150        283,023
  Hershey Co./The                         3,400      191,182     Health Management Associates        8,100        190,350
  McCormick & Co., Inc.                   3,700      120,953     Laboratory Corp of Am. Hldngs*      7,700        375,067
  Sysco Corp.                            20,300      636,608     Lincare Holdings, Inc.*             5,400        221,670
  Tootsie Roll Industries, Inc.           3,233      102,486     Manor Care, Inc.                    3,200        122,912
  WM Wrigley Jr Co.                       3,000      215,640     Quest Diagnostics, Inc.            24,188      1,221,494
                                                                 UnitedHealth Group, Inc.           18,940      1,064,428
FOREST PRODUCTS & PAPER - 0.1%                                   WellChoice, Inc.*                   6,500        494,065
  International Paper Co.                14,700      437,766     WellPoint, Inc.*                   34,400      2,608,208



See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------



Common Stock                           Shares    Value         Common Stock                         Shares  Value
-------------------------------------  --------  -----------   -----------------------------------  ------  -------------
HOME BUILDERS - 0.6%                                           INTERNET - 0.7%
  Centex Corp.                           10,600  $   683,382     Amazon.Com, Inc.*                   8,000  $     362,400
  KB Home                                 2,200      161,040     Check Point Software - ADR*         8,100        196,992
  Lennar Corp.                           11,100      663,336     Digital River, Inc.*                3,000        104,550
  Pulte Homes, Inc.                       3,000      128,760     F5 Networks, Inc.*                  3,800        165,186
  Thor Industries, Inc.                   6,700      227,800     Internet Security Systems*          6,400        153,664
  Toll Brothers, Inc.*                    3,400      151,878     Matrixone, Inc.*                      600          3,156
  Winnebago Industries                    3,400       98,396     McAfee, Inc.*                      12,400        388,740
                                                                 Monster Worldwide, Inc.*           15,500        476,005
HOME FURNISHINGS - 0.1%                                          Sina Corp. - ADR*                   4,200        115,500
  Harman Int'l Industries, Inc.           3,600      367,848     VeriSign, Inc.*                    15,700        335,509
                                                                 Websense, Inc.*                     4,000        204,840
HOUSEHOLD PRODUCTS/WARES - 0.4%
  Avery Dennison Corp.                   10,300      539,926   LEISURE TIME - 0.3%
  Kimberly-Clark Corp.                   13,700      816,109     Brunswick Corp.                     3,000        113,190
                                                                 Harley-Davidson, Inc.               9,000        435,960
INSURANCE - 2.9%                                                 Royal Caribbean Cruises Ltd.        8,900        384,480
  Aflac, Inc.                            19,700      892,410     WMS Industries, Inc.*               4,600        129,398
  AMBAC Financial Group, Inc.             2,300      165,738
  American Int'l Group, Inc.             30,680    1,900,933   LODGING - 1.4%
  Arch Capital Group Ltd.*                2,700      133,893     Boyd Gaming Corp.                  11,900        511,581
  Arthur J Gallagher & Co.                5,700      164,217     Choice Hotels Int'l, Inc.           7,300        471,434
  Axis Capital Holdings Ltd.              3,700      105,487     Fairmont Hotels - ADR               5,000        167,100
  Brown & Brown, Inc.                     4,700      233,355     Harrah's Entertainment, Inc.       19,600      1,276,548
  Cincinnati Financial Corp.             11,561      484,290     Hilton Hotels Corp.                 7,400        165,390
  Hartford Financial Svcs Grp, Inc.       7,500      578,775     Marriott International, Inc.       23,800      1,499,400
  Jefferson-Pilot Corp.                   9,200      470,856     Station Casinos, Inc.              10,900        723,542
  Markel Corp.*                             400      132,200     Wynn Resorts Ltd.*                  5,100        230,265
  Marsh & McLennan Cos., Inc.            30,800      936,012
  MBIA, Inc.                             13,750      833,525   MACHINERY-CONSTRUCTION & MINING - 0.2%
  MGIC Investment Corp.                   6,800      436,560     Caterpillar, Inc.                   9,800        576,044
  Progressive Corp./The                   8,800      921,976
  RenaissanceRe Holdings Ltd.            12,300      538,248   MACHINERY-DIVERSIFIED - 0.1%
  St Paul Travelers Cos., Inc.           17,800      798,686     IDEX Corp.                          4,050        172,085
  Willis Group Holdings Ltd.             22,800      856,140     Zebra Technologies Corp.*           5,400        211,086



See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------



Common Stock                           Shares    Value         Common Stock                         Shares  Value
-------------------------------------  --------  -----------   -----------------------------------  ------  -------------
MEDIA - 2.9%                                                   OFFICE FURNISHINGS - 0.1%
  Citadel Broadcasting Corp.              6,300  $    86,373     HNI Corp.                           4,500  $     270,990
  Clear Channel Comm., Inc.              37,368    1,229,034
  Cox Radio, Inc. *                      13,400      203,278   OIL & GAS - 4.2%
  Cumulus Media, Inc.*                    7,033       87,842     Apache Corp.                        8,900        669,458
  Entercom Communications Corp.*          5,000      157,900     BP PLC - ADR                       32,892      2,330,727
  Gannett Co., Inc.                      10,300      709,670     Chevron Corp.                      31,842      2,064,317
  McGraw-Hill Cos., Inc./The             27,400    1,316,296     Devon Energy Corp.                 11,200        768,768
  Meredith Corp.                         13,400      670,134     Exxon Mobil Corp.                  33,402      2,122,363
  New York Times Co.                      6,400      190,720     Murphy Oil Corp.                   39,000      1,944,930
  News Corp.                             28,900      475,694     Royal Dutch Petroleum Co. - ADR    16,100      1,011,080
  Radio One, Inc.*                       12,600      165,690     Royal Dutch Shell PLC - ADR         4,000        262,560
  Regent Communications, Inc.*           20,500      107,830     Total SA - ADR                     17,500      2,377,655
  Rogers Communications, Inc. - ADR       8,500      335,410     XTO Energy, Inc.                   46,066      2,085,868
  Salem Communications Corp.*             8,800      162,272
  EW Scripps Co.                          4,000      200,000   OIL & GAS SERVICES - 2.6%
  Spanish Broadcasting System*           16,700      119,906     Baker Hughes, Inc.                 30,400      1,815,488
  Time Warner, Inc.                      63,400    1,148,174     BJ Services Co.                    54,600      1,965,054
  Univision Communications, Inc.*        10,700      283,871     Cooper Cameron Corp. *              8,500        628,405
  Viacom, Inc.                           47,794    1,577,680     Grant Prideco, Inc.*               18,000        730,800
  Walt Disney Co.                        33,400      805,942     Schlumberger Ltd.                  22,480      1,896,862
  Washington Post Co./The                   800      642,000     Smith International, Inc.          51,000      1,698,300
  Westwood One, Inc.                      5,700      113,145     Weatherford International Ltd.*    13,600        933,776

METAL FABRICATING/HARDWARE - 0.2%                              PACKAGING & CONTAINERS - 0.2%
  Precision Castparts Corp.              16,800      890,904     Sealed Air Corp.*                  12,200        579,500

MINING - 0.7%                                                  PHARMACEUTICALS - 3.4%
  Alcoa, Inc.                            38,500      940,555     Abbott Laboratories                22,775        965,660
  BHP Billiton Ltd. - ADR                19,400      663,092     Abgenix, Inc.*                     20,800        263,744
  Newmont Mining Corp.                    8,700      410,727     Allergan, Inc.                      2,600        238,056
  Rio Tinto PLC - ADR                     3,800      624,454     Amylin Pharmaceuticals, Inc.*       6,600        229,614
                                                                 AstraZeneca PLC - ADR              11,200        527,520
MISCELLANEOUS MANUFACTURING - 2.4%                               Atherogenics, Inc.*                 5,000         80,150
  3M Co.                                 15,700    1,152,851     Bristol-Myers Squibb Co.           22,800        549,252
  Danaher Corp.                           2,600      139,958     Cardinal Health, Inc.               6,000        380,640
  General Electric Co.                  153,300    5,161,611     Caremark Rx, Inc.*                  5,300        264,629
  Honeywell International, Inc.          33,600    1,260,000     Cephalon, Inc.*                     5,600        259,952
  Illinois Tool Works, Inc.               8,500      699,805     Eli Lilly & Co.                    16,300        872,376
  ITT Industries, Inc.                    1,700      193,120     Express Scripts, Inc.*              7,000        435,400
  Pall Corp.                              7,400      203,500     Gilead Sciences, Inc.*              5,200        253,552
  Roper Industries, Inc.                  7,200      282,888     GlaxoSmithKline PLC - ADR          17,900        917,912
                                                                 Medco Health Solutions, Inc.*       8,598        471,686
                                                                 Merck & Co., Inc.                  30,400        827,184


See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------



Common Stock                           Shares    Value         Common Stock                         Shares  Value
-------------------------------------  --------  -----------   -----------------------------------  ------  ------------
PHARMACEUTICALS - 3.4% (Continued)                             SEMICONDUCTORS - 3.8%
  Neurocrine Biosciences, Inc.*           4,000  $   196,760     Altera Corp.*                      33,200  $     634,452
  Omnicare, Inc.                          3,500      196,910     Analog Devices, Inc.               48,600      1,805,004
  OSI Pharmaceuticals, Inc.*              4,100      119,884     Broadcom Corp.*                     8,200        384,744
  Pfizer, Inc.                          106,386    2,657,522     Intel Corp.                        90,800      2,238,220
  Schering-Plough Corp.                  24,000      504,960     Intersil Corp.                     10,300        224,334
  Sepracor, Inc.*                         6,300      371,637     Kla-Tencor Corp.                    3,200        156,032
  Wyeth                                  26,300    1,216,901     Lam Research Corp.*                 4,700        143,209
                                                                 Linear Technology Corp.            19,000        714,210
PIPELINES - 0.8%                                                 Marvell Technology Group Ltd.*      9,000        414,990
  Williams Cos., Inc.                   117,600    2,945,880     Maxim Integrated Products, Inc.    48,400      2,064,260
                                                                 Microchip Technology, Inc.         26,412        795,529
REAL ESTATE - 0.1%                                               National Semiconductor Corp.       67,100      1,764,730
  St Joe Co./The                          7,500      467,250     QLogic Corp.*                       4,300        147,060
                                                                 Semtech Corp.*                      8,000        131,760
REAL ESTATE INVESTMENT TRUSTS - 0.4%                             Silicon Laboratories, Inc.*         9,400        285,666
  CarrAmerica Realty Corp.               18,400      661,480     Texas Instruments, Inc.            34,500      1,169,550
  Equity Office Properties Trust         20,000      655,200     Xilinx, Inc.                       51,300      1,428,705

RETAIL - 2.9%                                                  SOFTWARE - 3.4%
  Bed Bath & Beyond, Inc.*                9,800      393,764     Activision, Inc.*                  10,666        218,120
  Cheesecake Factory/The*                 3,600      112,464     Adobe Systems, Inc.*               10,800        322,380
  Dollar General Corp.                   19,757      362,936     Automatic Data Processing, Inc.    35,500      1,528,630
  Family Dollar Stores, Inc.             50,100      995,487     Certegy, Inc.                       8,900        356,089
  Fred's, Inc.                            6,600       82,566     Citrix Systems, Inc. *              8,800        221,232
  Home Depot, Inc.                       41,000    1,563,740     Cognos, Inc. - ADR*                 6,700        260,831
  McDonald's Corp.                       24,200      810,458     Computer Associates Int'l, Inc.    22,800        634,068
  Men's Wearhouse, Inc.*                  6,375      169,958     Dun & Bradstreet Corp.*            11,050        727,422
  Michaels Stores, Inc.                   4,000      132,240     Electronic Arts, Inc.*              3,600        204,804
  O'Reilly Automotive, Inc.*             11,800      332,524     Fair Isaac Corp.                    5,100        228,480
  Outback Steakhouse, Inc.               12,900      472,140     Filenet Corp.*                      4,100        114,390
  Petsmart, Inc.                          8,500      185,130     First Data Corp.                   19,252        770,080
  Ross Stores, Inc.                      11,700      277,290     Fiserv, Inc.*                       6,850        314,210
  Ruby Tuesday, Inc.                      3,600       78,408     Global Payments, Inc.               2,300        178,756
  Staples, Inc.                          11,400      243,048     Hyperion Solutions Corp.*           4,000        194,600
  Tiffany & Co.                          11,400      453,720
  TJX Cos., Inc.                         47,800      979,422
  Wal-Mart Stores, Inc.                  68,300    2,992,906
  Williams-Sonoma, Inc.*                  8,800      337,304



See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------



Common Stock                           Shares    Value         Common Stock                         Shares  Value
-------------------------------------  --------  -----------   -----------------------------------  ------  -------------
SOFTWARE - 3.4% (Continued)                                    TEXTILES - 0.1%
  Intuit, Inc.*                           8,500  $   380,885     Cintas Corp.                        7,800  $     320,190
  Mercury Interactive Corp.*              9,600      380,160
  Microsoft Corp.                       123,400    3,175,082   TOYS/GAMES/HOBBIES - 0.0%
  MoneyGram International, Inc.          16,700      362,390     Mattel, Inc.                        9,325        155,541
  NAVTEQ Corp.*                          13,500      672,705
  Oracle Corp.*                          62,900      779,960   TRANSPORTATION - 0.4%
  Red Hat, Inc.*                         11,800      250,042     CH Robinson Worldwide, Inc.*        6,400        410,432
  Salesforce.com, Inc.*                   8,800      203,456     Expeditors Int'l. Washington        7,600        431,528
  SEI Investments Co.                     4,900      184,142     Landstar System, Inc.               7,400        296,222
  THQ, Inc.*                              5,850      124,722     UTI Worldwide, Inc.                 2,600        202,020

TELECOMMUNICATIONS - 3.3%                                      U.S. GOVERNMENT AGENCIES - 0.4%
  Adtran, Inc.                            6,200      195,300     Fannie Mae                         17,300        775,040
  Alltel Corp.                           10,086      656,699     Freddie Mac                        11,600        654,936
  American Tower Corp.*                  24,100      601,054                                                -------------
  BellSouth Corp.                        29,600      778,480   TOTAL COMMON STOCK - 63.6%
  Cisco Systems, Inc.*                  133,400    2,390,528     (Cost $190,675,794)                        $ 235,822,421
  Corning, Inc.*                         12,000      231,960                                                =============
  Crown Castle Int'l Corp.*              23,500      578,335
  Juniper Networks, Inc.*                14,500      345,100
  NeuStar, Inc.*                          3,900      124,761
  Nextel Partners, Inc.*                 26,900      675,190
  Nokia OYJ - ADR                        64,800    1,095,768
  Plantronics, Inc.                       3,000       92,430
  AT&T, Inc.                             43,496    1,042,599
  TELUS Corp. - ADR                      52,000    2,118,480
  Verizon Communications, Inc.           25,700      840,133
  Vodafone Group PLC - ADR               23,400      607,464


*Securities are non-income producing
ADR - American Depositary Receipts

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------



                                                                    Principal
Fixed Income Securities                 Coupon      Maturity        Amount         Value
--------------------------------------  --------    ------------    -----------    ----------------
AEROSPACE/DEFENSE - 0.5%
    Goodrich Corp.                         6.800      02/01/2018    $ 1,000,000    $      1,102,861
    Northrop Grumman                       6.250      01/15/2010        750,000             777,644

AGRICULTURE - 0.4%
    Monsanto Co.                           7.375      08/15/2012      1,250,000           1,424,033

AUTO MANUFACTURERS - 0.4%
    DaimlerChrysler                        7.300      01/15/2012      1,000,000           1,085,978
    Ford Motor Co.                         6.500      08/01/2018        500,000             382,500

BANKS - 2.9%
    ABN Amro Bank                          7.300      12/01/2026      1,000,000           1,020,585
    Bank of America Corp.                  7.750      08/15/2015      1,250,000           1,501,030
    Bank One Corp.                        10.000      08/15/2010        750,000             907,342
    Bankers Trust Corp.                    7.500      11/15/2015      1,000,000           1,178,155
    Comerica Bank                          7.125      12/01/2013      1,050,000           1,117,385
    Dresdner Bank AG                       7.250      09/15/2015      1,000,000           1,155,367
    Republic New York Corp.                7.000      03/22/2011        500,000             546,961
    Santander Financial Issuances          6.375      02/15/2011      1,000,000           1,072,064
    Societe Generale                       5.500      09/22/2017      1,000,000             995,000
    Swiss Bank Corp                        7.375      07/15/2015      1,000,000           1,183,151

BEVERAGES - 0.3%
    Anheuser-Busch Cos., Inc.              7.125      07/01/2017      1,000,000           1,058,074

COMMERICAL SERVICES - 1.1%
    Cendant Corp.                          7.375      01/15/2013      1,500,000           1,639,880
    Deluxe Corp.                           5.125      10/01/2014      1,000,000             937,894
    Hertz Corp.                            6.625      05/15/2008      1,000,000             982,368
    Quebecor World Capital Corp.           6.125      11/15/2013        500,000             466,548



See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------


                                                                    Principal
Fixed Income Securities                 Coupon      Maturity        Amount         Value
--------------------------------------  --------    ------------    -----------    ----------------
DIVERSIFIED FINANCIAL SRVCS - 3.8%
    Bear Stearns Cos., Inc./The            4.500      10/28/2010    $ 1,000,000    $        984,665
    Capital One Financial Corp.            4.800      02/21/2012      1,000,000             975,233
    CitiFinancial                          6.625      06/01/2015      1,250,000           1,361,180
    Countrywide Home Loans, Inc.           4.000      03/22/2011      1,500,000           1,424,979
    Credit Suisse First Boston USA         6.500      01/15/2012      1,000,000           1,082,834
    Ford Motor Credit Co.                  7.375      10/28/2009        500,000             482,974
    General Electric Capital Corp.         5.000      03/30/2019      1,000,000             942,726
    Goldman Sachs Group, Inc.              6.875      01/15/2011      1,000,000           1,088,390
    HSBC Finance Corp.                     6.375      08/01/2010      1,000,000           1,062,197
    Jefferies Group, Inc.                  7.750      03/15/2012      1,500,000           1,673,397
    JPMorgan Chase & Co.                   5.250      05/01/2015      1,000,000           1,006,253
    Morgan Stanley                         6.750      10/15/2013      1,000,000           1,105,951
    Morgan Stanley                         4.750      04/01/2014      1,000,000             964,765

ELECTRIC - 2.8%
    Commonwealth Edison Co.                6.950      07/15/2018      1,250,000           1,295,075
    Constellation Energy Group, Inc.       4.550      06/15/2015      1,250,000           1,174,310
    Dominion Resources, Inc.               7.195      09/15/2014      1,000,000           1,123,857
    Duke Energy Corp.                      5.300      10/01/2015      1,000,000           1,021,148
    Entergy Gulf States, Inc.              5.250      08/01/2015      1,000,000             946,633
    Jersey Central Power & Light           6.750      11/01/2025        750,000             757,544
    Northern States Power                  8.000      08/28/2012      1,000,000           1,184,240
    TXU Electric Delivery Co.              6.375      01/15/2015      1,000,000           1,079,559
    Progress Energy, Inc.                  7.100      03/01/2011        750,000             815,324
    PSEG Power LLC                         5.500      12/01/2015      1,000,000           1,003,162

ELECTRONICS - 0.3%
    Koninklijke Philips Electronics        7.250      08/15/2013      1,000,000           1,132,331

FOREIGN GOVERNMENT - 0.3%
    Province of Nova Scotia                7.250      07/27/2013      1,000,000           1,165,157



See Notes To Financial Statements









ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------


                                                                    Principal
Fixed Income Securities                 Coupon      Maturity        Amount         Value
--------------------------------------- --------    ------------    -----------    ----------------
FOREST PRODUCTS & PAPER - 0.3%
    International Paper Co.                5.300      04/01/2015    $ 1,000,000    $        975,987

GAS - 0.3%
    KeySpan Corp.                          4.650      04/01/2013      1,000,000             982,759

HOME FURNISHINGS - 0.5%
    Whirlpool Corp.                        7.750      07/15/2016      1,500,000           1,729,311

INSURANCE - 1.5%
    Allstate Corp./The                     7.500      06/15/2013      1,000,000           1,151,228
    Hartford Financial Srvcs Grp., Inc.    7.300      11/01/2015      1,000,000           1,120,639
    Lion Connecticut Holdings, Inc.        6.750      09/15/2013      1,000,000           1,110,367
    MBIA, Inc.                             9.375      02/15/2011        950,000           1,150,058
    Ohio Nat'l Financial Srvcs, Inc.*      7.000      07/15/2011      1,000,000           1,089,113

LEISURE TIME - 0.4%
    Sabre Holdings Corp.                   7.350      08/01/2011      1,500,000           1,614,596

LODGING - 0.2%
    Hilton Hotels Corp.                    7.200      12/15/2009        750,000             810,192

MACHINERY-DIVERSIFIED - 0.5%
    Clark Equipment Co.                    8.000      05/01/2023        500,000             637,000
    Deere & Co.                            8.950      06/15/2019      1,000,000           1,134,506

MEDIA - 1.5%
    CBS Corp.                              8.625      08/01/2012      1,000,000           1,157,961
    Comcast Cable Communications           7.125      06/15/2013      1,000,000           1,112,784
    COX Communications, Inc.               6.850      01/15/2018      1,050,000           1,127,581
    News America Holdings, Inc.            8.000      10/17/2016      1,000,000           1,196,924
    Walt Disney Co.                        6.375      03/01/2012      1,000,000           1,074,137

MINING - 0.2%
    BHP Finance USA Ltd.                   7.250      03/01/2016        500,000             579,716



See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------

                                                                    Principal
Fixed Income Securities                 Coupon      Maturity        Amount         Value
--------------------------------------- --------    ------------    -----------    ----------------
MORTGAGE BACKED - 2.5%
    Ginnie Mae                             5.500      07/20/2033    $ 1,526,261    $      1,538,881
    Ginnie Mae                             5.500      05/20/2034      1,188,491           1,197,891
    Ginnie Mae                             5.500      07/15/2034        784,039             791,706
    Ginnie Mae                             5.500      08/20/2034      1,647,599           1,660,629
    Ginnie Mae                             5.500      11/20/2034      2,230,439           2,248,079
    Ginnie Mae                             5.500      03/15/2035      1,823,032           1,840,967

OIL & GAS - 0.5%
    Kerr-McGee Corp.                       7.000      11/01/2011        700,000             700,000
    Louisiana Land & Exploration           7.625      04/15/2013      1,000,000           1,138,306

RETAIL - 1.1%
    Autozone, Inc.                         5.500      11/15/2015      1,000,000             956,594
    Darden Restaurants, Inc.               7.125      02/01/2016      1,000,000           1,128,270
    May Department Stores Co.              7.450      09/15/2011      1,000,000           1,113,301
    McDonald's Corp.                       7.050      11/15/2025      1,000,000           1,032,567

SOFTWARE - 0.3%
    First Data Corp.                       4.700      08/01/2013      1,000,000             979,893

TELECOMMUNICATIONS - 2.1%
    Bell Canada                            9.500      10/15/2010      1,200,000           1,430,140
    CenturyTel, Inc.                       7.875      08/15/2012      1,500,000           1,682,249
    Deutsche Telekom                       8.500      06/15/2010      1,500,000           1,700,588
    GTE Corp.                              6.840      04/15/2018        500,000             556,327
    GTE Corp.                              7.900      02/01/2027      1,000,000           1,066,863
    Vodafone Group PLC                     5.375      01/30/2015      1,500,000           1,534,874

TRANSPORTATION - 0.5%
    FedEx Corp.                            8.760      05/22/2015      1,500,000           1,729,230

U.S. GOVERNMENT - 0.5%
    United States Treasury                 4.125      08/15/2008      1,000,000             998,516
    United States Treasury                 3.625      01/15/2010        750,000             732,686

U.S. GOVERNMENT AGENCICES - 9.8%
    Fannie Mae                             5.500      12/09/2014      1,500,000           1,500,469
    Fannie Mae                             5.500      07/28/2015      1,000,000             991,250
    Fannie Mae                             5.400      02/23/2017      3,000,000           2,974,688
    Fannie Mae                             5.000      12/16/2019      1,500,000           1,478,906
    Fannie Mae                             5.000      12/30/2019      2,000,000           1,970,000
    Fannie Mae                             5.700      02/18/2020      1,500,000           1,488,750

See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
---------------------------------------


                                                                    Principal
Fixed Income Securities                 Coupon      Maturity        Amount         Value
--------------------------------------- --------    ------------    -----------    -----------------
U.S. GVRNMNT AGENCIES - 9.8% (Cont'd)
    Fannie Mae                             5.610      02/24/2020    $ 1,000,000    $        989,688
    Fannie Mae                             5.750      07/30/2023      1,000,000             993,750
    Federal Farm Credit Bank               5.220      05/09/2013      1,000,000             995,625
    Federal Farm Credit Bank               5.350      08/08/2013      1,000,000             994,375
    Federal Farm Credit Bank               5.240      09/05/2013      2,000,000           1,985,000
    Federal Farm Credit Bank               5.450      07/28/2014      1,000,000             996,250
    Federal Farm Credit Bank               5.540      08/10/2015      2,000,000           1,992,500
    Federal Home Loan Bank System          5.550      05/04/2015      1,500,000           1,497,188
    Federal Home Loan Bank System          5.600      08/24/2015      1,500,000           1,495,313
    Federal Home Loan Bank System          5.600      08/24/2015      1,000,000             997,188
    Federal Home Loan Bank System          5.540      03/30/2016      1,000,000             998,125
    Federal Home Loan Bank System          5.450      04/16/2018      2,000,000           1,979,375
    Federal Home Loan Bank System          5.400      05/21/2018      1,000,000             982,188
    Federal Home Loan Bank System          5.750      10/15/2019      1,000,000             992,188
    Freddie Mac                            5.250      04/25/2012      2,000,000           1,998,094
    Freddie Mac                            5.500      07/28/2015      1,000,000             998,372
    Freddie Mac                            5.700      03/11/2019      2,000,000           1,988,840
    Freddie Mac                            5.000      02/25/2019      1,300,000           1,285,223
    Freddie Mac                            5.270      09/06/2017      1,915,000           1,913,573
                                                                                   ----------------
TOTAL FIXED-INCOME SECURITIES - 35.5%
    (Cost $129,517,162)                                                                 158,404,201

REPURCHASE AGREEMENT - 0.4%
    Fifth Third Bank, 3.23%, 10/3/05,
    dated 9/30/05, with maturity
    value of $1,436,623 (Collateralized
    by $1,528,000 Freddie Mac obligation,
    4.0%, 6/12/13, market value
    $1,480,441)                                                       1,436,236           1,436,236
                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES - 106.8%
    (Cost $321,629,192)                                                                 395,662,858

OTHER ASSETS LESS LIABILITIES - 0.5%                                                    -25,115,817
                                                                                   ----------------
TOTAL NET ASSETS - 100.0%                                                          $    370,547,040
                                                                                   ================



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities considered liquid and may be resold in transactions exempt from registration. At September 30, 2005, the aggregate market value of these securities amounted to $1,089,113 or ..29% of net assets.

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
----------------------------------------------


                                                                          Principal
Fixed Income Securities                         Coupon     Maturity       Amount           Value
----------------------------------------------  -------    -----------    -------------    --------------
AEROSPACE / DEFENSE - 0.5%
    Goodrich Corp.                                6.800     02/01/2018    $     750,000    $      827,146
    Northrop Grumman                              9.375     04/15/2021        1,000,000         1,352,311

AGRICULTURE - 0.6%
    Archer-Daniels-Midland Co.                    7.125     03/01/2013        1,000,000         1,133,364
    Archer-Daniels-Midland Co.                    8.375     04/15/2017        1,000,000         1,265,689

AUTO MANUFACTURERS - 1.3%
    Auburn Hills Trust                           12.375     05/01/2020          400,000           603,631
    DaimlerChrysler                               6.500     11/15/2013        2,500,000         2,643,215
    Ford Motor Co.                                6.500     08/01/2018          500,000           382,500
    General Motors Corp.                          8.250     07/15/2023        1,000,000           777,500
    General Motors Corp.                          8.100     06/15/2024        1,000,000           770,000

AUTO PARTS & EQUIPMENT - 0.5%
    Meritor Automotive, Inc.                      6.800     02/15/2009        2,000,000         1,910,000

BANKS - 5.6%
    Bank of America Corp.                         7.800     09/15/2016        1,000,000         1,217,312
    Bank of New York Co., Inc./The                4.600     06/15/2018        1,000,000           888,629
    Bankers Trust Corp.                           7.500     11/15/2015        2,500,000         2,945,388
    Chase Capital I                               7.670     12/01/2026        1,000,000         1,063,663
    Comerica Bank                                 7.125     12/01/2013        1,500,000         1,596,264
    Comerica Bank                                 8.375     07/15/2024          800,000           966,966
    Dresdner Bank AG                              7.250     09/15/2015        2,500,000         2,888,418
    Fifth Third Bank                              5.200     03/01/2019        2,500,000         2,414,503
    HSBC America Capital Trust II*                8.380     05/15/2027        1,000,000         1,087,319
    Mellon Capital II                             7.995     01/15/2027        1,000,000         1,073,933
    NCNB Corp.                                   10.200     07/15/2015        1,000,000         1,376,696
    Republic New York Corp.                       9.125     05/15/2021        1,000,000         1,309,391
    Santander Financial Issuances                 6.375     02/15/2011          750,000           804,048
    Societe Generale                              5.500     09/22/2017        2,000,000         1,990,000
    Swiss Bank Corp                               7.375     07/15/2015        1,000,000         1,183,151

BEVERAGES - 0.7%
    Anheuser-Busch Cos., Inc.                     7.125     07/01/2017        2,500,000         2,645,184


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------


                                                                          Principal
Fixed Income Securities                          Coupon    Maturity       Amount           Value
------------------------------------------------ ------    -----------    -------------    --------------
COMMERCIAL SERVICES - 3.2%
    Cendant Corp.                                 7.375     01/15/2013    $   2,000,000    $    2,186,505
    Coinmach Corp.                                9.000     02/01/2010        1,442,000         1,474,444
    Deluxe Corp.                                  5.125     10/01/2014        2,000,000         1,875,788
    Hertz Corp.                                   6.625     05/15/2008          950,000           933,250
    Quebecor World Capital Corp.                  6.125     11/15/2013        2,000,000         1,866,190
    Rent-A-Center, Inc.                           7.500     05/01/2010        2,040,000         1,940,550
    Valassis Communications, Inc.                 6.625     01/15/2009        2,550,000         2,645,755

COMPUTERS - 1.1%
    Computer Sciences Corp.                       5.000     02/15/2013        1,950,000         1,932,269
    Unisys Corp.                                  6.875     03/15/2010        2,500,000         2,412,500

DIVERSIFIED FINANCIAL SERVICES - 6.5%
    Citicorp                                      7.250     10/15/2011        2,000,000         2,253,949
    Etrade Financial Corp.                        8.000     06/15/2011        2,500,000         2,581,250
    Ford Motor Credit Co.                         7.875     06/15/2010        1,000,000           973,110
    GAMCO Investors, Inc.                         5.500     05/15/2013        1,000,000           980,199
    General Electric Capital Corp.                5.000     03/30/2019        3,000,000         2,828,178
    Goldman Sachs Group LP*                       8.000     03/01/2013        1,000,000         1,168,337
    HSBC Finance Corp.                            6.375     08/01/2010        1,000,000         1,062,197
    Jefferies Group, Inc.                         7.750     03/15/2012        2,555,000         2,850,353
    JPM Capital Trust II                          7.950     02/01/2027        1,000,000         1,074,946
    JPMorgan Chase & Co.                          6.625     03/15/2012          500,000           543,180
    Lehman Brothers Holdings, Inc.                8.500     08/01/2015        2,000,000         2,456,682
    MBNA Corp.                                    5.000     06/15/2015        2,000,000         1,977,178
    Morgan Stanley Group, Inc.                    7.000     10/01/2013        1,000,000         1,107,477
    Morgan Stanley                                6.750     10/15/2013        1,250,000         1,382,439
    Transamerica Capital II*                      7.650     12/01/2026        2,500,000         2,917,478

ELECTRIC - 3.8%
    Commonwealth Edison Co.                       6.950     07/15/2018        2,000,000         2,072,120
    Entergy Louisiana, Inc.                       5.090     11/01/2014        2,500,000         2,388,650
    Hydro Quebec                                  8.400     01/15/2022          300,000           411,051
    Indianapolis Power & Light                    7.050     02/01/2024        1,000,000         1,009,242
    Jersey Central Power & Light                  6.750     11/01/2025        1,500,000         1,515,089
    Ohio Power Co.                                6.375     07/15/2033        2,000,000         2,061,316


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------


                                                                          Principal
Fixed Income Securities                          Coupon     Maturity      Amount           Value
------------------------------------------------ ------     ----------    -------------    --------------
ELECTRIC - 3.8% (Continued)
    Oklahoma Gas & Electric Co.                   7.300     10/15/2025    $   2,350,000    $    2,428,610
    PSEG Power LLC                                5.500     12/01/2015        1,500,000         1,504,743
    Reliant Energy HL&P                           9.150     03/15/2021        1,300,000         1,769,716

ELECTRONICS - 1.1%
    Koninklijke Philips Electronics               7.250     08/15/2013        2,000,000         2,264,662
    Thomas & Betts Corp.                          7.250     06/01/2013        2,000,000         2,137,464

ENVIRONMENTAL CONTROL - 0.5%
    Allied Waste North America                    7.375     04/15/2014        2,000,000         1,879,999

FOOD - 0.2%
    ConAgra Foods, Inc.                           9.750     03/01/2021          500,000           686,126

FOREST PRODUCTS & PAPER - 2.1%
    Appleton Papers, Inc.                         8.125     06/15/2011        2,000,000         1,960,000
    Bowater, Inc.                                 9.500     10/15/2012          700,000           752,500
    Neenah Paper, Inc.                            7.375     11/15/2014        2,500,000         2,406,250
    Tembec Industries, Inc.                       8.500     02/01/2011        2,000,000         1,305,000
    Weyerhaeuser Co.                              6.950     08/01/2017        1,955,000         2,136,459

HEALTHCARE-SERVICES - 1.2%
    HCA, Inc.                                     7.190     11/15/2015        2,000,000         2,066,790
    Radiologix, Inc.                             10.500     12/15/2008        2,500,000         2,662,500

HOLDING COMPANIES-DIVERSIFIED - 0.6%
    Leucadia National Corp.                       7.000     08/15/2013        2,500,000         2,512,500

HOME BUILDERS - 1.4%
    Beazer Homes USA, Inc.                        8.375     04/15/2012        1,500,000         1,582,499
    K Hovnanian Enterprises, Inc.                 8.875     04/01/2012        2,000,000         2,110,000
    Standard-Pacific Corp.                        9.250     04/15/2012        2,000,000         2,140,000

HOME FURNINSHINGS - 0.6%
    Whirlpool Corp.                               7.750     07/15/2016        2,000,000         2,305,748

INSURANCE - 5.1%
    Allstate Corp./The                            7.500     06/15/2013        1,000,000         1,151,229
    Cigna Corp.                                   7.650     03/01/2023        1,500,000         1,775,042


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------


                                                                          Principal
Fixed Income Securities                         Coupon      Maturity      Amount           Value
----------------------------------------------- -------     ----------    -------------    --------------
INSURANCE - 5.2% (Continued)
    Cigna Corp.                                   7.875     05/15/2027    $   1,000,000    $    1,238,492
    Continental Corp.                             8.375     08/15/2012          600,000           674,545
    Fairfax Financial Holdings Ltd.               7.750     04/26/2012        1,000,000           960,000
    Fidelity National Financial, Inc.             7.300     08/15/2011        2,500,000         2,627,428
    Hartford Financial Services Group, Inc.       7.300     11/01/2015        1,500,000         1,680,959
    Lincoln National Corp.                        7.000     03/15/2018          891,000         1,003,544
    Lion Connecticut Holdings, Inc.               6.750     09/15/2013        1,000,000         1,110,367
    Loews Corp.                                   8.875     04/15/2011        1,000,000         1,165,624
    MBIA, Inc.                                    9.375     02/15/2011        1,233,000         1,492,654
    Ohio National Financial Services, Inc.*       7.000     07/15/2011        2,000,000         2,178,226
    Provident Cos, Inc.                           7.000     07/15/2018        2,500,000         2,477,198
    Travelers Property Casualty Corp.             7.750     04/15/2026        1,000,000         1,200,240

LEISURE TIME - 0.5%
    Sabre Holdings Corp.                          7.350     08/01/2011        2,000,000         2,152,794

LODGING - 2.2%
    Hilton Hotels Corp.                           7.500     12/15/2017        2,100,000         2,396,852
    MTR Gaming Group, Inc.                        9.750     04/01/2010        1,750,000         1,890,000
    Station Casinos, Inc.                         6.875     03/01/2016        2,000,000         2,027,500
    Wynn Las Vegas LLC                            6.625     12/01/2014        2,500,000         2,390,625

MACHINERY-DIVERSIFIED - 1.1%
    Case New Holland, Inc.                        9.250     08/01/2011        2,500,000         2,643,750
    Clark Equipment Co.                           8.000     05/01/2023          500,000           637,000
    Deere & Co.                                   8.950     06/15/2019        1,000,000         1,134,506

MEDIA - 5.2%
    ABC, Inc.                                     8.750     08/15/2021        1,242,000         1,657,680
    CBS Corp.                                     8.625     08/01/2012          750,000           868,471
    COX Communications, Inc.                      6.850     01/15/2018        1,250,000         1,342,359
    COX Enterprises, Inc.*                        7.375     07/15/2027        1,000,000         1,092,400
    CSC Holdings, Inc.                            7.625     04/01/2011        2,000,000         1,965,000
    Echostar DBS corp.                            6.625     10/01/2014        3,000,000         2,970,000
    News America Holdings, Inc.                   8.000     10/17/2016        1,000,000         1,196,924
    News America Holdings, Inc.                   8.250     08/10/2018        1,000,000         1,226,528
    Rogers Cable, Inc.                            6.250     06/15/2013        2,000,000         1,945,000


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------


                                                                          Principal
Fixed Income Securities                        Coupon      Maturity       Amount           Value
---------------------------------------------- --------    -----------    -------------    --------------
MEDIA - 5.3% (Continued)
    Tele-Communications-TCI Group                 9.800     02/01/2012    $   2,000,000    $    2,459,698
    TW, Inc.                                      9.125     01/15/2013        1,000,000         1,221,047
    TW, Inc.                                      7.250     10/15/2017        1,000,000         1,136,582
    Turner Broadcasting System, Inc.              8.375     07/01/2013          750,000           883,904
    Walt Disney Co.                               6.300     01/25/2022        1,000,000           991,593

MINING - 2.1%
    Century Aluminum Co.                          7.500     08/15/2014        2,000,000         2,060,000
    CRA Finance Ltd.                              7.125     12/01/2013          500,000           575,463
    Freeport-McMoRan Copper & Gold, Inc.          6.875     02/01/2014        2,000,000         1,980,000
    Placer Dome, Inc.                             7.750     06/15/2015        1,500,000         1,726,667
    USEC, Inc.                                    6.625     01/20/2006        2,200,000         2,189,000

MORTGAGE BACKED - 5.6%
    Ginnie Mae                                    5.500     06/20/2033        1,788,522         1,803,310
    Ginnie Mae                                    5.500     07/20/2033          994,767         1,002,992
    Ginnie Mae                                    5.500     05/20/2034        2,376,982         2,395,781
    Ginnie Mae                                    5.500     06/15/2034        1,667,257         1,683,561
    Ginnie Mae                                    5.500     07/15/2034          784,039           791,706
    Ginnie Mae                                    5.500     07/20/2034        1,647,507         1,660,537
    Ginnie Mae                                    5.500     08/20/2034        2,471,398         2,490,944
    Ginnie Mae                                    5.500     09/20/2034        2,525,601         2,545,575
    Ginnie Mae                                    5.500     10/20/2034        2,603,919         2,624,513
    Ginnie Mae                                    5.500     11/20/2034        2,676,527         2,697,695
    Ginnie Mae                                    5.500     09/20/2035        3,000,000         3,023,905

OIL & GAS - 3.0%
    Burlington Resources, Inc.                    9.125     10/01/2021          700,000           956,592
    ConocoPhillips                                7.125     03/15/2028        1,000,000         1,061,081
    Kerr-McGee Corp.                              7.000     11/01/2011        2,200,000         2,200,000
    Louisiana Land & Exploration                  7.625     04/15/2013        1,000,000         1,138,306
    Louisiana Land & Exploration                  7.650     12/01/2023          750,000           917,885
    Noble Drilling Corp.                          7.500     03/15/2019        2,000,000         2,401,990
    Ocean Energy, Inc.                            7.500     09/15/2027        2,000,000         2,349,628
    Parker Drilling Co.                          10.125     11/15/2009           81,000            84,240
    USX Corp                                      9.375     02/15/2012          750,000           923,087

PHARMACEUTICALS - 0.6%
    Biovail Corp.                                 7.875     04/01/2010        2,500,000         2,593,749




See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity        Amount          Value
---------------------------------------------- --------    -----------    -------------    --------------
RETAIL - 2.3%
    Autozone, Inc.                                5.500     11/15/2015    $   2,500,000    $    2,391,488
    Darden Restaurants, Inc.                      7.125     02/01/2016        2,000,000         2,256,540
    May Department Stores Co./The                 8.300     07/15/2026        2,000,000         2,111,550
    McDonald's Corp.                              7.310     09/15/2027        2,500,000         2,595,533

TELECOMMUNICATIONS - 3.5%
    Bell Canada                                   9.500     10/15/2010        2,250,000         2,681,512
    CenturyTel, Inc.                              5.000     02/15/2015        2,000,000         1,888,559
    Deutsche Telekom                              8.500     06/15/2010        1,000,000         1,133,725
    GCI, Inc.                                     7.250     02/15/2014        2,500,000         2,418,750
    GTE Corp.                                     6.840     04/15/2018        1,000,000         1,112,654
    GTE Corp.                                     8.750     11/01/2021        1,500,000         1,918,079
    Nextel Communications, Inc.                   7.375     08/01/2015        2,000,000         2,141,132
    Rogers Wireless, Inc.                         9.750     06/01/2016        1,000,000         1,207,500

TRANSPORTATION - 2.2%
    Burlington Northern, Inc.                     8.750     02/25/2022        1,500,000         2,008,174
    FedEx Corp.                                   7.630     01/01/2015        1,000,000         1,078,180
    FedEx Corp.                                   8.760     05/22/2015          750,000           864,615
    Gulfmark Offshore, Inc.                       7.750     07/15/2014        1,875,000         1,931,250
    Ship Finance International Ltd.               8.500     12/15/2013        2,475,000         2,410,031
    Stagecoach Transport Holdings PLC             8.625     11/15/2009          500,000           558,324

U.S. GOVERNMENT - 0.2%
    United States Treasury                        4.000     11/15/2012        1,000,000           983,711

U.S. GOVERNMENT AGENCIES - 29.2%
    Fannie Mae                                    5.400     03/28/2013        2,500,000         2,500,781
    Fannie Mae                                    5.250     01/21/2014        2,000,000         1,981,250
    Fannie Mae                                    5.500     01/12/2015          250,000           249,063
    Fannie Mae                                    5.400     02/25/2015        2,000,000         1,980,000
    Fannie Mae                                    5.330     02/25/2015        2,000,000         1,993,125
    Fannie Mae                                    5.600     06/02/2015        1,000,000           990,000
    Fannie Mae                                    5.550     06/08/2015        2,000,000         1,990,000
    Fannie Mae                                    5.500     06/09/2015        1,000,000           990,313
    Fannie Mae                                    5.550     06/29/2015        2,300,000         2,286,344
    Fannie Mae                                    5.600     07/27/2015        2,000,000         1,992,500
    Fannie Mae                                    5.250     12/30/2015        2,000,000         1,987,500
    Fannie Mae                                    5.400     02/23/2017        2,500,000         2,478,906
    Fannie Mae                                    5.250     02/24/2017        2,000,000         1,975,000
    Fannie Mae                                    5.500     02/28/2017        2,000,000         1,990,000
    Fannie Mae                                    5.400     05/14/2018        3,000,000         2,926,875
    Fannie Mae                                    5.250     05/29/2018        1,000,000           969,375


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon      Maturity        Amount           Value
---------------------------------------------  --------    -----------    -------------    --------------
U.S. GOVERNMENT AGENCIES - 22.5% (Continued)
    Fannie Mae                                    5.375     07/16/2018    $   1,000,000    $      979,688
    Fannie Mae                                    5.500     07/30/2018        1,500,000         1,471,406
    Fannie Mae                                    5.660     08/06/2018        1,000,000           996,875
    Fannie Mae                                    5.000     12/16/2019        2,000,000         1,971,875
    Fannie Mae                                    5.500     02/27/2020        1,000,000           992,188
    Fannie Mae                                    5.750     07/07/2020        2,000,000         1,980,625
    Fannie Mae                                    5.750     07/30/2023        2,000,000         1,987,500
    Fannie Mae                                    6.000     10/16/2023        1,000,000           996,250
    Fannie Mae                                    6.000     02/26/2024        2,000,000         1,991,250
    Fannie Mae                                    6.000     09/20/2024        3,000,000         2,994,375
    Federal Farm Credit Bank                      5.220     05/09/2013        1,000,000           995,625
    Federal Farm Credit Bank                      5.350     08/08/2013        3,000,000         2,983,125
    Federal Farm Credit Bank                      5.240     09/05/2013        2,000,000         1,985,000
    Federal Farm Credit Bank                      5.600     08/18/2014        3,615,000         3,603,703
    Federal Farm Credit Bank                      5.500     02/23/2015        2,000,000         1,986,875
    Federal Farm Credit Bank                      5.480     05/04/2015        2,000,000         1,993,125
    Federal Farm Credit Bank                      5.350     06/01/2015        2,000,000         1,981,875
    Federal Farm Credit Bank                      5.450     06/22/2015        2,000,000         1,966,875
    Federal Farm Credit Bank                      5.540     08/10/2015        3,000,000         2,988,750
    Federal Farm Credit Bank                      5.490     09/07/2016        2,000,000         1,978,750
    Federal Home Loan Bank System                 5.250     11/21/2012          750,000           748,125
    Federal Home Loan Bank System                 5.650     04/28/2015        3,500,000         3,478,125
    Federal Home Loan Bank System                 5.550     05/04/2015        3,000,000         2,994,375
    Federal Home Loan Bank System                 5.500     05/18/2015        2,000,000         1,990,625
    Federal Home Loan Bank System                 5.600     08/24/2015        3,000,000         2,990,625
    Federal Home Loan Bank System                 5.600     08/24/2015        3,000,000         2,991,563
    Federal Home Loan Bank System                 5.540     03/30/2016        2,375,000         2,370,547
    Federal Home Loan Bank System                 5.730     02/20/2018        2,000,000         1,995,000
    Federal Home Loan Bank System                 5.450     04/16/2018        2,000,000         1,979,375
    Federal Home Loan Bank System                 5.600     04/30/2018        2,000,000         1,987,500
    Federal Home Loan Bank System                 5.400     05/21/2018        2,000,000         1,964,375
    Federal Home Loan Bank System                 5.080     07/16/2018        1,000,000           967,188
    Federal Home Loan Bank System                 5.800     11/18/2019        2,000,000         1,979,375
    Federal Home Loan Bank System                 5.625     02/18/2020        3,000,000         2,970,000
    Freddie Mac                                   5.625     04/21/2015        3,500,000         3,491,093
    Freddie Mac                                   5.500     07/28/2015        3,000,000         2,995,116
    Freddie Mac                                   5.500     11/24/2015        1,000,000           998,329
    Freddie Mac                                   5.500     12/29/2016        2,000,000         1,994,002
    Freddie Mac                                   5.000     01/31/2017        2,500,000         2,444,875
    Freddie Mac                                   5.000     02/25/2019        2,000,000         1,977,266
    Freddie Mac                                   5.500     03/18/2019        2,500,000         2,471,743
    Freddie Mac                                   6.500     06/14/2024        2,000,000         2,017,476


See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------


                                                                          Principal
Fixed Income Securities                         Coupon      Maturity      Amount           Value
----------------------------------------------  -------     ----------    -------------    --------------
WATER  - 0.5%
    United Utilities PLC                          5.375     02/01/2019    $   2,000,000    $    1,962,018
                                                                                           --------------
TOTAL FIXED INCOME SECURITIES - 94.8%
    (Cost $376,656,477)                                                                       383,010,217

TOTAL PREFERRED STOCK - 2.2%
    ABN AMRO Capital Funding Trust VII            6.080     02/18/2034           80,000         1,994,399
    HSBC Finance Corp.                            6.000     11/30/2033           80,000         1,988,000
    Morgan Stanley Capital Trust V                5.750     07/15/2033           80,000         1,925,600
    National Rural Utilities                      6.100     02/01/2044           80,000         1,995,200
    PLC Capital Trust V                           6.125     01/27/2034           40,000           986,000
    (Cost $8,995,085)

REPURCHASE AGREEMENT - 1.8%
    Fifth Third Bank, 3.23%, 10/3/05,
    dated 9/30/05, with maturity value of
    $7,601,035 (Collateralized by $8,079,000
    Freddie Mac obligation, 4.0%,
     6/12/13, market value $7,827,541)                                        7,598,990         7,598,990
                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES - 98.8%
    (Cost $393,250,552)                                                                       399,498,406

OTHER ASSETS LESS LIABILITIES - 1.2%                                                            4,685,869
                                                                                           --------------
TOTAL NET ASSETS - 100.0%                                                                  $  404,184,275
                                                                                           ==============



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2005, the aggregate market value of these securities amounted to $8,443,760 or 2.09% of net assets.

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------



Common Stock                        Shares  Value       Common Stock                           Shares      Value
----------------------------------  ------  ---------   -------------------------------------  ----------  -------------
ADVERTISING - 0.4%                                      COMPUTERS - 4.3%
  Omnicom Group, Inc.                2,300  $ 192,349     Affiliated Computer Srvcs.*               5,000  $     273,050
                                                          Apple Computer, Inc.*                     5,000        268,050
AEROSPACE / DEFENSE - 2.0%                                Dell, Inc. *                             21,800        745,560
  General Dynamics Corp.             3,050    364,841     EMC Corp.*                               18,000        233,280
  L-3 Communications Hldgs           1,500    118,605     Network Appliance, Inc.*                 11,500        273,010
  United Technologies Corp.          7,700    399,168     Research In Motion Ltd.- ADR*             1,200         81,960

APPAREL - 1.2%                                          COSMETICS/PERSONAL CARE - 2.1%
  Coach, Inc.*                      10,300    322,493     Avon Products, Inc.                       6,500        175,500
  Nike, Inc.                         2,450    200,116     Procter & Gamble Co.                     12,000        713,520

BANKS - 1.5%                                            DIVERSIFIED FINANCIAL SRVCS - 5.0%
  Fifth Third Bancorp.               5,000    183,750     American Express Co.                      6,600        379,104
  Synovus Financial Corp.            8,900    246,619     Capital One Financial Corp.               2,300        182,896
  Wells Fargo & Co.                  3,800    222,680     Citigroup, Inc.                           7,366        335,300
                                                          Franklin Resources, Inc.                  4,700        394,612
BEVERAGES - 1.8%                                          Goldman Sachs Group, Inc.                 2,750        334,098
  Anheuser-Busch Cos., Inc.          4,350    187,268     Merrill Lynch & Co., Inc.                 4,500        276,165
  Coca-Cola Co./The                  5,150    222,429     SLM Corp.                                 5,200        278,720
  PepsiCo., Inc.                     6,800    385,560
                                                        ELECTRONICS - 0.3%
BIOTECHNOLOGY - 3.7%                                      Jabil Circuit, Inc.*                      4,000        123,680
  Amgen, Inc.*                       8,300    661,261
  Biogen Idec, Inc.*                 3,200    126,336   ENTERTAINMENT - 0.5%
  Genentech, Inc.*                   6,500    547,300     International Game Tech.                  8,500        229,670
  Genzyme Corp.*                     3,500    250,740
                                                        FOOD - 1.6%
CHEMICALS - 0.8%                                          General Mills, Inc.                       3,000        144,600
  Ecolab, Inc.                      10,500    335,265     Sysco Corp.                               8,700        272,832
                                                          WM Wrigley Jr Co.                         4,100        294,708
COMMERCIAL SERVICES - 3.1%
  Apollo Group, Inc.*                3,650    242,324   HEALTHCARE-PRODUCTS - 6.8%
  Cendant Corp.                      7,600    156,864     Alcon, Inc.                               3,000        383,640
  H&R Block, Inc.                    4,900    117,502     Becton Dickinson & Co.                    6,000        314,520
  McKesson Corp.                     5,900    279,837     Biomet, Inc.                              6,800        236,028
  Moody's Corp.                      5,000    255,400     Johnson & Johnson                        12,750        806,820
  Paychex, Inc.                      8,100    300,429     Medtronic, Inc.                           8,300        444,880
                                                          St Jude Medical, Inc.*                    9,300        435,519
                                                          Stryker Corp.                             6,100        301,523

                                                        HEALTHCARE-SERVICES - 4.8%
                                                          Coventry Health Care, Inc.*               3,250        279,565
                                                          Quest Diagnostics, Inc.                   6,700        338,350
                                                          UnitedHealth Group, Inc.                 17,200        966,640
                                                          WellPoint, Inc.*                          6,300        477,666


See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------



Common Stock                        Shares  Value       Common Stock                           Shares      Value
----------------------------------  ------  ---------   -------------------------------------  ----------  -------------
HOME BUILDERS - 0.4%                                    OIL & GAS - 5.8%
  DR Horton, Inc.                    2,000  $  72,440     Apache Corp.                              4,650  $     349,773
  Toll Brothers, Inc.*               2,000     89,340     Chevron Corp.                             6,700        434,361
                                                          ConocoPhillips                            4,800        335,472
INSURANCE - 2.3%                                          EOG Resources, Inc.                       5,800        434,420
  AMBAC Financial Group, Inc.        1,350     97,281     Exxon Mobil Corp.                         7,494        476,169
  American Int'l Group, Inc.         7,087    439,111     Murphy Oil Corp.                          3,000        149,610
  Cincinnati Financial Corp.         2,950    123,576     Valero Energy Corp.                       2,800        316,540
  Progressive Corp./The              2,300    240,971
  Torchmark Corp.                    1,750     92,505   OIL & GAS SERVICES- 0.2%
                                                          BJ Services Co.                           2,600         93,574
INTERNET - 5.3%
  Amazon.Com, Inc.*                  7,000    317,100   PHARMACEUTICALS - 6.0%
  eBay, Inc.*                       17,800    733,360     Abbott Laboratories                       6,800        288,320
  Google, Inc.*                      1,000    316,460     Allergan, Inc.                            2,150        196,854
  IAC/InterActiveCorp.*              6,000    152,100     Barr Pharmaceuticals, Inc.*               3,500        191,975
  Yahoo!, Inc.*                     14,200    480,528     Cardinal Health, Inc.                     4,250        269,620
  Symantec Corp.*                   12,000    271,920     Caremark Rx, Inc.*                        5,000        249,650
                                                          Express Scripts, Inc.*                    6,400        398,080
LEISURE TIME - 1.2%                                       Forest Laboratories, Inc.*                5,300        206,541
  Carnival Corp.                     5,000    249,900     Gilead Sciences, Inc.*                    8,100        394,956
  Harley-Davidson, Inc.              5,550    268,842     Pfizer, Inc.                             15,775        394,060

LODGING - 0.8%                                          RETAIL - 8.0%
  Harrah's Entertainment, Inc.       4,050    263,777     Autozone, Inc.*                           1,950        162,338
  Station Casinos, Inc.              1,000     66,380     Bed Bath & Beyond, Inc.*                  7,500        301,350
                                                          Best Buy Co., Inc.                        7,000        304,710
MEDIA - 2.9%                                              Home Depot, Inc.                          9,800        373,772
  Clear Channel Comm., Inc.          6,700    220,363     Kohl's Corp.*                             4,100        205,738
  Comcast Corp.*                     5,500    158,290     Lowe's Cos, Inc.                          7,300        470,777
  Comcast Corp.*                     2,500     73,450     Staples, Inc.                            15,350        327,262
  McGraw-Hill Cos., Inc.             5,500    264,220     Starbucks Corp*                           5,300        265,530
  Time Warner, Inc.                 14,500    262,595     Target Corp.                              6,100        316,773
  Univision Comm., Inc.*             9,900    262,647     Walgreen Co.                              6,100        265,045
                                                          Wal-Mart Stores, Inc.                    10,900        477,638
MISCELLANEOUS MANUFACTURING - 4.1%
  3M Co.                             5,600    411,208   SAVINGS & LOAN - 0.2%
  Danaher Corp.                      6,100    328,363     Golden West Financial Corp.               1,750        103,933
  General Electric Co.              23,200    781,144
  Honeywell International, Inc.      3,000    112,500
  Illinois Tool Works, Inc.          1,500    123,495


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2005
------------------------------------------------



Common Stock                        Shares  Value       Common Stock                           Shares      Value
----------------------------------  ------  ---------   -------------------------------------  ----------  -------------
SEMICONDUCTORS - 7.4%                                   TRANSPORTATION - 0.7%
  Analog Devices, Inc.              10,400  $ 386,256     United Parcel Service, Inc.               4,100  $     283,474
  Broadcom Corp.*                    6,200    290,904
  Intel Corp.                       24,500    603,925   U.S. GOVERNMENT AGENCIES - 0.4%
  Kla-Tencor Corp.                   7,250    353,510     Fannie Mae                                3,500        156,800
  Linear Technology Corp.            9,800    368,382                                                      -------------
  Marvell Technology Group Ltd.*     3,750    172,913   TOTAL COMMON STOCK - 98.8%
  Maxim Integrated Prod., Inc.      10,300    439,295     (Cost $40,450,071)                                  42,726,253
  Texas Instruments, Inc.            9,500    322,050
  QLogic Corp.*                      7,500    256,500   REPURCHASE AGREEMENT - 1.5%
                                                          Fifth Third Bank, 3.23%, 10/3/05,
SOFTWARE - 7.3%                                           dated 9/30/05, with maturity value of
  Adobe Systems, Inc.*              10,100    301,485     $654,348 (Collateralized by $696,000
  Autodesk, Inc.*                    5,200    241,488     Freddie Mac obligation, 4.0%,
  Citrix Systems, Inc. *             9,000    226,260      6/12/13, market value $674,337)    $   654,172        654,172
  Electronic Arts, Inc.*             7,700    438,053                                                      -------------
  First Data Corp.                   7,600    304,000   TOTAL INVESTMENTS IN SECURITIES - 100.3%
  Fiserv, Inc.*                      6,100    279,807     (Cost $41,104,243)                                  43,380,425
  Mercury Interactive Corp.*         4,600    182,160
  Microsoft Corp.                   33,700    867,101   OTHER ASSETS LESS LIABILITIES - (0.3%)                  (119,627)
  SAP AG                             4,000    173,320                                                      -------------
  Wipro Ltd.                        15,000    155,400   TOTAL NET ASSETS - 100.0%                          $  43,260,798
                                                                                                           =============
TELECOMMUNICATIONS - 5.6%
  Cisco Systems, Inc.*              41,900    750,848
  Corning, Inc.*                     9,300    179,769
  Juniper Networks, Inc.*            8,500    202,300
  Motorola, Inc.                     5,000    110,350
  Qualcomm, Inc.                    13,800    617,550
  Scientific-Atlanta, Inc.           7,600    285,076
  Sprint Nextel Corp.               12,294    292,351

TEXTILES - 0.3%
  Cintas Corp.                       3,450    141,623

* Securities are non-income producing
See Notes To Financial Statements


NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

b) At September 30, 2005, the net unrealized appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:


                                                                          Total Net
                                          Unrealized      Unrealized      Unrealized
                          Total Cost      Appreciation    Depreciation    Appreciation
                          ----------      ------------    ------------    ------------
Equity Growth Fund        $138,295,494    $53,737,037     ($ 5,280,916)   $48,456,121
Balanced Fund             $320,192,957    $55,207,311     ($ 8,198,808)   $47,008,503
Retirement Income Fund    $385,651,562    $11,779,729     ($ 5,531,874)   $ 6,247,855
Cornerstone Stock Fund    $ 40,450,071    $ 4,745,885     ($ 2,469,702)   $ 2,276,183


Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 29, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 29, 2005



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  November 29, 2005